STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Shares	Value
Investment Companies—100.2%[1]
Alternative Funds—9.1%
Invesco Oppenheimer Fundamental Alternatives Fund, Cl. I	1,135,790	$31,302,380
Invesco Oppenheimer Master Event-Linked Bond Fund, LLC	3,448,545	53,229,506
Invesco Oppenheimer Real Estate Fund, Cl. I	1,221,120	31,932,287
Invesco Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	3,515,065	27,593,262
		144,057,435
Domestic Equity Funds—26.3%
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	1,662,009	40,203,986
Invesco Oppenheimer Main Street Small Cap Fund, Cl. I	3,712,672	54,650,535
Invesco Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded
Fund	5,398,500	159,957,555
Invesco Oppenheimer Value Fund, Cl. I	4,655,584	159,267,514
		414,079,590
Domestic Fixed Income Funds—26.2%
Invesco Oppenheimer Limited-Term Government Fund, Cl. I	22,975,532	99,713,808
Invesco Oppenheimer Master Inflation Protected Securities Fund, LLC	3,802,543	47,069,983
Invesco Oppenheimer Master Loan Fund, LLC	3,552,590	62,748,380
Invesco Oppenheimer Total Return Bond Fund, Cl. I	30,212,275	203,932,856
		413,465,027
Foreign Equity Funds—30.7%
Invesco Oppenheimer Developing Markets Fund, Cl. I	1,833,576	79,870,569
Invesco Oppenheimer Emerging Markets Innovators Fund, Cl. I2	2,307,949	24,071,906
Invesco Oppenheimer Global Fund, Cl. I	1,595,940	143,730,364
Invesco Oppenheimer International Equity Fund, Cl. I	3,885,384	79,572,658
Invesco Oppenheimer International Growth Fund, Cl. I	1,976,679	80,470,602
Invesco Oppenheimer International Small-Mid Co. Fund, Cl. I	1,018,361	48,891,518
Invesco Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	2,498,937	28,013,078
		484,620,695
Foreign Fixed Income Fund—7.8%
Invesco Oppenheimer International Bond Fund, Cl. I	22,648,943	123,436,739
Money Market Fund—0.1%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. E,
2.42%[3]	1,952,446	1,952,446
Total Investments, at Value (Cost $1,377,198,110)	100.2%	1,581,611,932
Net Other Assets (Liabilities)	(0.2)	(2,671,872)
Net Assets	100.0% $ 1,578,940,060

Footnotes to Statement of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2019	Additions	Reductions	April 30, 2019
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund, Cl. Ia	1,089,637	46,153	—	1,135,790
Invesco Oppenheimer Master
Event-Linked Bond Fund, LLC[b]	3,245,107	203,438	—	3,448,545

1 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
	Shares	Gross	Gross	Shares
	January 31, 2019	Additions	Reductions	April 30, 2019
Invesco Oppenheimer Real Estate
Fund, Cl. Ic	1,205,721	15,399	—	1,221,120
Invesco Oppenheimer SteelPath
MLP Select 40 Fund, Cl. Id	3,428,817	86,248	—	3,515,065
Domestic Equity Funds
Invesco Oppenheimer Capital
Appreciation Fund, Cl. Ie	1,260,701	—	1,260,701	—
Invesco Oppenheimer Discovery
Mid Cap Growth Fund, Cl. If	1,810,432	—	148,423	1,662,009
Invesco Oppenheimer Main Street
Small Cap Fund, Cl. Ig	3,828,120	—	115,448	3,712,672
Invesco Oppenheimer Russell 1000
Dynamic Multifactor Exchange
Traded Fund[h]	—	5,571,400	172,900	5,398,500
Invesco Oppenheimer Value Fund,
Cl. Ii	7,097,684	19,309	2,461,409	4,655,584
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term
Government Fund, Cl. Ij	22,276,896	903,106	204,470	22,975,532
Invesco Oppenheimer Master
Inflation Protected Securities Fund,
LLC[k]	3,696,930	105,613	—	3,802,543
Invesco Oppenheimer Master Loan
Fund, LLC[l]	3,431,809	120,781	—	3,552,590
Invesco Oppenheimer Total Return
Bond Fund, Cl. Im	29,385,784	826,491	—	30,212,275
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund, Cl. In	1,950,044	—	116,468	1,833,576
Invesco Oppenheimer Emerging
Markets Innovators Fund, Cl. Io	2,409,256	—	101,307	2,307,949
Invesco Oppenheimer Global Fund,
Cl. Ip	1,739,671	—	143,731	1,595,940
Invesco Oppenheimer International
Equity Fund, Cl. Iq	4,682,540	—	797,156	3,885,384
Invesco Oppenheimer International
Growth Fund, Cl. Ir	2,103,975	—	127,296	1,976,679
Invesco Oppenheimer International
Small-Mid Co. Fund, Cl. Is	732,700	321,645	35,984	1,018,361
Invesco Oppenheimer Macquarie
Global Infrastructure Fund, Cl. It	2,553,476	3,953	58,492	2,498,937
Foreign Fixed Income Funds
Invesco Oppenheimer International
Bond Fund, Cl. Iu	22,388,626	330,361	70,044	22,648,943
Money Market Funds
Invesco Oppenheimer Institutional
Government Money Market Fund,
Cl. Ev	585,022	90,051,994	88,684,570	1,952,446

2 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Statement of Investments (Continued)
						Change in
					Realized	Unrealized
	Value		Income		Gain (Loss)	Gain (Loss)
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund, Cl. Ia	$31,302,380	$	— $		—	$802,258
Invesco Oppenheimer Master
Event-Linked Bond Fund, LLC[b]	53,229,506		1,030,552	[w]	(551,521)[w]	(619,872)[w]
Invesco Oppenheimer Real Estate
Fund, Cl. Ic	31,932,287		190,226		—	1,337,856
Invesco Oppenheimer SteelPath
MLP Select 40 Fund, Cl. Id	27,593,262		610,406		—	75,295
Domestic Equity Funds
Invesco Oppenheimer Capital
Appreciation Fund, Cl. Ie	—		—		25,690,260	(24,366,524)
Invesco Oppenheimer Discovery
Mid Cap Growth Fund, Cl. If	40,203,986		—		(119,278)	5,158,229
Invesco Oppenheimer Main Street
Small Cap Fund, Cl. Ig	54,650,535		—		(121,991)	2,696,227
Invesco Oppenheimer Russell 1000
Dynamic Multifactor Exchange
Traded Fund[h]	159,957,555		347,711		244,502	10,767,308
Invesco Oppenheimer Value Fund,
Cl. Ii	159,267,514		642,203		23,330,500	(12,278,906)
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term
Government Fund, Cl. Ij	99,713,808		591,657		(75,654)	310,598
Invesco Oppenheimer Master
Inflation Protected Securities Fund,
LLC[k]	47,069,983		192,330	[x]	(14,449)[x]	787,694 [x]
Invesco Oppenheimer Master Loan
Fund, LLC[l]	62,748,380		956,237	[y]	(788,581)[y]	1,528,649 [y]
Invesco Oppenheimer Total Return
Bond Fund, Cl. Im	203,932,856		1,842,391		—	3,002,188
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund, Cl. In	79,870,569		—		300,910	4,844,905
Invesco Oppenheimer Emerging
Markets Innovators Fund, Cl. Io	24,071,906		—		47,680	1,588,211
Invesco Oppenheimer Global Fund,
Cl. Ip	143,730,364		—		(985,689)	14,680,046
Invesco Oppenheimer International
Equity Fund, Cl. Iq	79,572,658		—		505,232	4,795,591
Invesco Oppenheimer International
Growth Fund, Cl. Ir	80,470,602		—		493,541	6,738,365
Invesco Oppenheimer International
Small-Mid Co. Fund, Cl. Is	48,891,518		—		73,048	4,602,120
Invesco Oppenheimer Macquarie
Global Infrastructure Fund, Cl. It	28,013,078		44,111		20,068	1,255,676
Foreign Fixed Income Funds
Invesco Oppenheimer International
Bond Fund, Cl. Iu	123,436,739		1,814,284		(24,937)	(2,446,786)

3 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Money Market Funds
Invesco Oppenheimer Institutional
Government Money Market Fund,
Cl. Ev	$1,952,446	$14,668	$—	$—
Total	$ 1,581,611,932 $	8,276,776 $ 48,023,641		$25,259,128

a. Prior to May 24, 2019, this fund was named Oppenheimer Fundamental Alternatives Fund.
b. Prior to May 24, 2019, this fund was named Oppenheimer Master Event-Linked Bond Fund.
c. Prior to May 24, 2019, this fund was named Oppenheimer Real Estate Fund.
d. Prior to May 24, 2019, this fund was named Oppenheimer SteelPath MLP Select 40 Fund.
e. Prior to May 24, 2019, this fund was named Oppenheimer Capital Appreciation Fund.
f. Prior to May 24, 2019, this fund was named Oppenheimer Discovery Mid Cap Growth Fund.
g. Prior to May 24, 2019, this fund was named Oppenheimer Main Street Small Cap Fund.
h. Prior to May 24, 2019, this fund was named Oppenheimer Russel 1000 Dynamic Multifactor Exchange Traded
Fund.
i. Prior to May 24, 2019, this fund was named Oppenheimer Value Fund.
j. Prior to May 24, 2019, this fund was named Oppenheimer Limited-Term Government Fund.
k. Prior to May 24, 2019, this fund was named Oppenheimer Master Inflation Protected Securities Fund.
l. Prior to May 24, 2019, this fund was named Oppenheimer Master Loan Fund.
m. Prior to May 24, 2019, this fund was named Oppenheimer Total Return Bond Fund.
n. Prior to May 24, 2019, this fund was named Oppenheimer Developing Markets Fund.
o. Prior to May 24, 2019, this fund was named Oppenheimer Emerging Markets Innovators Fund.
p. Prior to May 24, 2019, this fund was named Oppenheimer Global Fund.
q. Prior to May 24, 2019, this fund was named Oppenheimer International Equity Fund.
r. Prior to May 24, 2019, this fund was named Oppenheimer International Growth Fund.
s. Prior to May 24, 2019, this fund was named Oppenheimer International Small-Mid Co. Fund.
t. Prior to May 24, 2019, this fund was named Oppenheimer Macquarie Global Infrastructure Fund.
u. Prior to May 24, 2019, this fund was named Oppenheimer International Bond Fund.
v. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund.
w. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund,
LLC.
x. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Inflation Protected Securities
Fund, LLC.
y. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.
3. Rate shown is the 7-day yield at period end.

Futures Contracts as of April 30, 2019
								Unrealized
			Expiration	Number Notional Amount				Appreciation/
Description		Buy/Sell	Date	of Contracts	(000	's)	Value (Depreciation)
Canadian Bonds,
10	yr.	Buy	6/19/19	69	CAD 7,025 $		7,116,832 $	91,574
Euro-BTP		Buy	6/6/19	83	EUR 11,839		12,144,886	306,370
Euro-BUND		Buy	6/6/19	49	EUR 8,963		9,085,172	121,953
Euro-OAT		Buy	6/6/19	92	EUR 16,375		16,716,325	341,004

4 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Futures Contracts (Continued)
							Unrealized
	Expiration		Number Notional Amount				Appreciation/
Description	Buy/Sell	Date	of Contracts	(000	’s)	Value (Depreciation)
Japanese Bonds,
10 yr.	Buy	6/13/19	45	JPY 61,560 $		61,698,012	$137,942
Long Gilt	Buy	6/26/19	111	GBP 18,298		18,428,806	130,806
MSCI Emerging
Market Index	Buy	6/21/19	6	USD 316		324,060	7,964
Nikkei 225 Index	Buy	6/13/19	1	JPY 193		199,740	6,640
S&P 500 E-Mini
Index	Buy	6/21/19	45	USD 6,437		6,634,125	197,138
S&P/TSX 60 Index	Buy	6/20/19	1	CAD 143		148,302	5,441
SPI 200 Index	Buy	6/20/19	1	AUD 109		111,100	1,664
Stoxx Europe 600
Index	Buy	6/21/19	23	EUR 473		499,168	26,358
							$1,374,854

Glossary:

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

Definitions
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
MSCI	Morgan Stanley Capital International
OAT	French Government Bonds
S&P	Standard & Poor's
TSX 60	60 largest companies on the Toronto Stock Exchange

5	INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of
1940 (“1940 Act”), as amended, is a diversified open-end management investment company.
Moderate Investor Fund* (the “Fund”) is a series of the Trust whose investment objective is to seek total return.The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”),
a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The
Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.
dollars.Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New
York Stock Exchange (the “Exchange” or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Portfolio
Series: Moderate Investor Fund, a series portfolio of AIM Growth Series (Invesco Growth Series).

6 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
Valuations Methods and Inputs
To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.
    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)  Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

7 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,418,564,063$	163,047,869$	— $	1,581,611,932
Total Investments, at Value	1,418,564,063	163,047,869	—	1,581,611,932
Other Financial Instruments:
Futures contracts	1,374,854	—	—	1,374,854
Total Assets	$ 1,419,938,917 $	163,047,869$	— $	1,582,986,786

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

4. Investments and Risks
Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Underlying Funds. The Fund's Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.
    Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Invesco Oppenheimer Institutional Government Money Market
Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Invesco Oppenheimer
Institutional Government Money Market Fund ("IGMMF") to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended.
The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund's investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

8	INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)
Investment in Invesco Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Invesco Oppenheimer Master
Loan Fund, LLC ("Master Loan"), Invesco Oppenheimer Master Event-Linked Bond Fund, LLC
("Master Event-Linked Bond") and Invesco Oppenheimer Master Inflation Protected Securities
Fund, LLC ("Master Inflation Protected Securities") (the “Master Funds”). Each Master Fund
has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.
    The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master
Inflation Protected Securities is to seek total return.The Fund’s investments in the Master
Funds are included in the Statement of Investments. The Fund recognizes income and gain/
(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 7.65% of Master Loan, 14.64% of Master Event-Linked
Bond and 48.58% of Master Inflation Protected Securities at period end.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates

9	INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)
against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives
The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options.
In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”)
transaction, or through a securities or futures exchange and cleared through a clearinghouse.
    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.
    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund.Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.
Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

10	INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)
    The Fund's actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments
(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.
    Futures contracts are reported on a schedule following the Statement of Investments.
Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.
    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.
    During the reporting period, the Fund had an ending monthly average market value of
$65,467,576 on futures contracts purchased.
    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund.The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
    For financial reporting purposes, the Fund does not offset derivative assets and derivative

11	INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)
liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.
    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.
    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.
Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The
Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.
    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-
traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.
    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g.,
$250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

12	INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

7. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

13	INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND